Share Capital - Disclosure of Share Purchase Warrants Granted Using Black-Scholes Option Pricing Model (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.00%	0.33%
Expected dividend yield	0.00%	0.00%